Transition to IFRS (Tables)	12 Months Ended
Jan. 31, 2020
Schedule of reconciliation of equity
	January 31, 2019 $	February 1, 2018 $
Equity under U.S. GAAP	3,509,632	(55,792)
IFRS adjustments to equity:
Leases (Note 26(a))	(65,223)	–
Convertible debentures (Note 26(b))	51,103	–
Total IFRS adjustments to equity	(14,120)	–
Total equity under IFRS	3,495,512	(55,792)

Schedule of reconciliation of comprehensive loss
Year Ended January 31, 2019 $
Comprehensive loss under U.S. GAAP	9,022,942
IFRS adjustments to comprehensive loss:
Leases (Note 26(a))	65,223
Convertible debentures (Note 26(b))	43,560
Total IFRS adjustments to comprehensive loss	108,783
Comprehensive loss under IFRS	9,131,725